Organization and Business (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 25, 2012	Dec. 31, 2012	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock issuances and other information
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Underwriting discounts and commissions		$ 6,400
Proceeds from sale of common stock, net of initial public offering expenses of $6.4 million		$ 213,569
Initial public offering
Stock issuances and other information
Initial public offering, aggregate number of shares of common stock sold	2,760,000
Common stock, par value (in dollars per share)	$ 0.01
Number of shares of stock sold by the selling shareholders	600,000
Number of shares of sold by the selling shareholders pursuant to an option granted to the underwriters to cover over-allotments	360,000
Public offering price (in dollars per share)	$ 13.00
Proceeds from initial public offering	$ 358,800
Underwriting discounts and commissions	21,500
Net proceeds to selling stockholders	117,300
Net proceeds from registration and sale	$ 220,000
Number of shares of common stock sold	18,000,000
Proceeds from sale of common stock, net of initial public offering expenses of $6.4 million	$ 213,600
Amount of net proceeds from initial public offering used to redeem convertible preferred units, including interest and other charges	67,100
Amount of borrowings repaid under the facility	99,000
Amount of net proceeds from common stock offering used to fund the execution of company's growth strategy through its drilling program	$ 47,500
Number of shares sold by the selling stockholders	9,600,000